Note 6 - Leases - Supplemental Balance Sheet Information Related to Operating Leases (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current	$ 2,468,019	$ 2,662,885
Current	900,402	825,475
Lease liability - operating leases	$ 2,365,667	$ 3,179,294
Weighted average remaining lease terms (in years) (Year)	6 years	6 years 3 months 18 days
Weighted average discount rate	4.80%	4.80%